Operations and summary of significant accounting policies (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net cash provided by (used for) operating activities	$ 10,191	$ 5,184	$ 6,957
Net cash provided by (used for) financing activities	(4,511)	3,606	4,019
Receivables - trade and other	8,413	9,706	10,057
Customer advances	2,360	2,638	2,487
Other liabilities	3,029	3,136	3,559
Statement revision
Net cash provided by (used for) operating activities		(57)	(53)
Net cash provided by (used for) financing activities		57	53
Receivables - trade and other		(386)	(228)
Customer advances		(340)	(204)
Other liabilities		$ (46)	$ (24)